Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Securities
Securities

4. Securities

The amortized cost and fair value of securities, excluding trading securities, are summarized as follows (in thousands).

	Available for Sale
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
June 30, 2014
U.S. Treasury securities	$63,692	$164	$(34)	$63,822
U.S. government agencies:
Bonds	654,513	1,485	(20,899)	635,099
Residential mortgage-backed securities	55,895	2,008	(399)	57,504
Collateralized mortgage obligations	110,909	302	(4,081)	107,130
Corporate debt securities	95,704	5,659	(108)	101,255
States and political subdivisions	148,255	1,470	(1,894)	147,831
Commercial mortgage-backed securities	597	68	—	665
Equity securities	20,396	4,257	—	24,653
Note receivable	43,883	6,038	—	49,921
Warrant	12,068	1,830	—	13,898
Totals	$1,205,912	$23,281	$(27,415)	$1,201,778

	Available for Sale
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
December 31, 2013
U.S. Treasury securities	$43,684	$82	$(238)	$43,528
U.S. government agencies:
Bonds	717,909	550	(55,727)	662,732
Residential mortgage-backed securities	59,936	735	(584)	60,087
Collateralized mortgage obligations	124,502	349	(4,390)	120,461
Corporate debt securities	72,376	4,610	(378)	76,608
States and political subdivisions	162,955	388	(6,508)	156,835
Commercial mortgage-backed securities	691	69	—	760
Equity securities	20,067	2,012	—	22,079
Note receivable	42,674	5,235	—	47,909
Warrant	12,068	76	—	12,144
Totals	$1,256,862	$14,106	$(67,825)	$1,203,143

	Held to Maturity
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
June 30, 2014
U.S. government agencies:
Residential mortgage-backed securities	$31,048	$384	$(1)	$31,431
Collateralized mortgage obligations	29,821	—	(14)	29,807
States and political subdivisions	4,406	7	(20)	4,393
Totals	$65,275	$391	$(35)	$65,631

Available for sale securities includes 1,475,387 shares of SWS common stock, a $50.0 million aggregate principal amount note issued by SWS and a warrant to purchase 8,695,652 shares of SWS common stock. SWS issued the note in July 2011 under a credit agreement pursuant to a senior unsecured loan from Hilltop. The note bears interest at a rate of 8.0% per annum, is prepayable by SWS subject to certain conditions after three years, and has a maturity of five years. The warrant provides for the purchase of 8,695,652 shares of SWS common stock at an exercise price of $5.75 per share, subject to anti-dilution adjustments. If the warrant was fully exercised, Hilltop would beneficially own 24.4% of SWS.

Information regarding securities that were in an unrealized loss position is shown in the following tables (dollars in thousands).

	June 30, 2014			December 31, 2013
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
Available for Sale
U.S. treasury securities:
Unrealized loss for less than twelve months	3	$6,396	$26	6	$12,748	$238
Unrealized loss for twelve months or longer	1	2,010	8	—	—	—
	4	8,406	34	6	12,748	238
U.S. government agencies:
Bonds:
Unrealized loss for less than twelve months	1	9,987	13	35	526,817	45,274
Unrealized loss for twelve months or longer	31	487,164	20,886	5	90,931	10,453
	32	497,151	20,899	40	617,748	55,727
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	1	1,593	58	2	2,194	54
Unrealized loss for twelve months or longer	3	9,356	341	3	9,309	530
	4	10,949	399	5	11,503	584
Collateralized mortgage obligations:
Unrealized loss for less than twelve months	2	13,128	24	7	84,054	4,320
Unrealized loss for twelve months or longer	8	68,301	4,057	2	4,995	70
	10	81,429	4,081	9	89,049	4,390
Corporate debt securities:
Unrealized loss for less than twelve months	—	—	—	7	10,754	378
Unrealized loss for twelve months or longer	1	1,889	108	—	—	—
	1	1,889	108	7	10,754	378
States and political subdivisions:
Unrealized loss for less than twelve months	12	8,846	49	46	30,245	669
Unrealized loss for twelve months or longer	119	80,555	1,845	150	96,882	5,839
	131	89,401	1,894	196	127,127	6,508
Total available for sale:
Unrealized loss for less than twelve months	19	39,950	170	103	666,812	50,933
Unrealized loss for twelve months or longer	163	649,275	27,245	160	202,117	16,892
	182	$689,225	$27,415	263	$868,929	$67,825

	June 30, 2014			December 31, 2013
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
Held to Maturity
U.S. government agencies:
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	1	$2,029	$1	—	$—	$—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	1	2,029	1	—	—	—
Collateralized mortgage obligations:
Unrealized loss for less than twelve months	1	29,807	14	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	1	29,807	14	—	—	—
States and political subdivisions:
Unrealized loss for less than twelve months	6	3,327	20	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	6	3,327	20	—	—	—
Total held to maturity:
Unrealized loss for less than twelve months	8	35,163	35	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	8	$35,163	$35	—	$—	$—

During the three and six months ended June 30, 2014 and 2013, the Company did not record any other-than-temporary impairments. While all of the investments are monitored for potential other-than-temporary impairment, the Company’s analysis and experience indicate that these available for sale investments generally do not present a significant risk of other-than-temporary-impairment, as fair value should recover over time. Factors considered in the Company’s analysis include the reasons for the unrealized loss position, the severity and duration of the unrealized loss position, credit worthiness, and forecasted performance of the investee. While some of the securities held in the investment portfolio have decreased in value since the date of acquisition, the severity of loss and the duration of the loss position are not believed to be significant enough to warrant other-than-temporary impairment of the securities. The Company does not intend, nor is it likely that the Company will be required, to sell these securities before the recovery of the cost basis. Therefore, management does not believe any other-than-temporary impairments exist at June 30, 2014.

Expected maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without penalties. The amortized cost and fair value of securities, excluding trading and available for sale equity securities and the available for sale warrant, at June 30, 2014 are shown by contractual maturity below (in thousands).

	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value
Due in one year or less	$133,456	$133,611	$—	$—
Due after one year through five years	120,411	130,803	—	—
Due after five years through ten years	71,929	74,513	264	264
Due after ten years	680,251	659,001	4,142	4,129
	1,006,047	997,928	4,406	4,393

Residential mortgage-backed securities	55,895	57,504	31,048	31,431
Collateralized mortgage obligations	110,909	107,130	29,821	29,807
Commercial mortgage-backed securities	597	665	—	—
	$1,173,448	$1,163,227	$65,275	$65,631

The Company realized net gains from its trading securities portfolio of $0.8 million and $1.4 million during the three and six months ended June 30, 2014, respectively, and net losses of $1.5 million and $2.7 million during the three and six months ended June 30, 2013, respectively, which are recorded as a component of other noninterest income within the consolidated statements of operations.

Securities with a carrying amount of $1.0 billion (with a fair value of $983.1 million and $938.1 million, respectively) at both June 30, 2014 and December 31, 2013, were pledged to secure public and trust deposits, federal funds purchased and securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

Mortgage-backed securities and collateralized mortgage obligations consist principally of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) pass-through and participation certificates. GNMA securities are guaranteed by the full faith and credit of the United States, while FNMA and FHLMC securities are fully guaranteed by those respective United States government-sponsored agencies, and conditionally guaranteed by the full faith and credit of the United States.

At June 30, 2014 and December 31, 2013, NLC had investments on deposit in custody for various state insurance departments with carrying values of $8.6 million and $9.4 million, respectively.

4. Securities

The amortized cost and fair value of available for sale securities are summarized as follows (in thousands).

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2013	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$43,684	$82	$(238)	$43,528
U.S. government agencies:
Bonds	717,909	550	(55,727)	662,732
Residential mortgage-backed securities	59,936	735	(584)	60,087
Collateralized mortgage obligations	124,502	349	(4,390)	120,461
Corporate debt securities	72,376	4,610	(378)	76,608
States and political subdivisions	162,955	388	(6,508)	156,835
Commercial mortgage-backed securities	691	69	—	760
Equity securities	20,067	2,012	—	22,079
Note receivable	42,674	5,235	—	47,909
Warrant	12,068	76	—	12,144
Totals	$1,256,862	$14,106	$(67,825)	$1,203,143

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2012	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$7,046	$141	$(2)	$7,185
U.S. government agencies:
Bonds	524,888	1,663	(314)	526,237
Residential mortgage-backed securities	18,473	490	(70)	18,893
Collateralized mortgage obligations	97,812	191	(79)	97,924
Corporate debt securities	79,716	7,461	—	87,177
States and political subdivisions	177,701	196	(2,138)	175,759
Commercial mortgage-backed securities	1,001	72	—	1,073
Equity securities	19,289	1,139	—	20,428
Note receivable	40,508	3,652	—	44,160
Warrant	12,068	49	—	12,117
Totals	$978,502	$15,054	$(2,603)	$990,953

Available for sale equity securities includes 1,475,387 shares of SWS common stock, a $50.0 million aggregate principal amount note issued by SWS and a warrant to purchase 8,695,652 shares of SWS common stock. SWS issued the note in July 2011 under a credit agreement pursuant to a senior unsecured loan from Hilltop. The note bears interest at a rate of 8.0% per annum, is prepayable by SWS subject to certain conditions after three years, and has a maturity of five years. The warrant provides for the purchase of 8,695,652 shares of SWS common stock at an exercise price of $5.75 per share, subject to anti-dilution adjustments. If the warrant was fully exercised, Hilltop would beneficially own 24.4% of SWS.

Information regarding available for sale securities that were in an unrealized loss position is shown in the following table (dollars in thousands).

	December 31, 2013			December 31, 2012
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
U.S. treasury securities:
Unrealized loss for less than twelve months	6	$12,748	$238	2	$2,427	$2
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	6	12,748	238	2	2,427	2
U.S. government agencies:
Bonds:
Unrealized loss for less than twelve months	35	526,817	45,274	14	236,305	314
Unrealized loss for twelve months or longer	5	90,931	10,453	—	—	—
	40	617,748	55,727	14	236,305	314
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	2	2,194	54	7	12,279	70
Unrealized loss for twelve months or longer	3	9,309	530	—	—	—
	5	11,503	584	7	12,279	70
Collateralized mortgage obligations:
Unrealized loss for less than twelve months	7	84,054	4,320	8	38,887	79
Unrealized loss for twelve months or longer	2	4,995	70	—	—	—
	9	89,049	4,390	8	38,887	79
Corporate debt securities:
Unrealized loss for less than twelve months	7	10,754	378	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	7	10,754	378	—	—	—
States and political subdivisions:
Unrealized loss for less than twelve months	46	30,245	669	225	156,664	2,138
Unrealized loss for twelve months or longer	150	96,882	5,839	—	—	—
	196	127,127	6,508	225	156,664	2,138
Total available for sale:
Unrealized loss for less than twelve months	103	666,812	50,933	256	446,562	2,603
Unrealized loss for twelve months or longer	160	202,117	16,892	—	—	—
	263	$868,929	$67,825	256	$446,562	$2,603

During 2013, 2012 and 2011, the Company did not record any other-than-temporary impairments. While all of the investments are monitored for potential other-than-temporary impairment, the Company’s analysis and experience indicate that these available for sale investments generally do not present a great risk of other-than-temporary-impairment, as fair value should recover over time. Factors considered in the Company’s analysis include the reasons for the unrealized loss position, the severity and duration of the unrealized loss position, credit worthiness, and forecasted performance of the investee. While some of the securities held in the investment portfolio have decreased in value since the date of acquisition, the severity of loss and the duration of the loss position are not believed to be significant enough to warrant other-than-temporary impairment of the securities. The Company does not intend, nor is it likely that the Company will be required, to sell these securities before the recovery of the cost basis. Therefore, management does not believe any other-than-temporary impairments exist at December 31, 2013.

Expected maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without penalties. The amortized cost and fair value of securities, excluding trading and available for sale equity securities and the available for sale warrant, at December 31, 2013 are shown by contractual maturity below (in thousands).

	Amortized
	Cost	Fair Value
Due in one year or less	$125,804	$125,881
Due after one year through five years	115,950	125,245
Due after five years through ten years	70,173	70,280
Due after ten years	727,671	666,206
	1,039,598	987,612

Residential mortgage-backed securities	59,936	60,087
Collateralized mortgage obligations	124,502	120,461
Commercial mortgage-backed securities	691	760
	$1,224,727	$1,168,920

The Company realized net losses from its trading securities portfolio of $2.8 million and $0.7 million during the year ended December 31, 2013 and the month of December 31, 2012, respectively, which are recorded as a component of other noninterest income within the consolidated statements of operations.

Securities with a carrying amount of $1.0 billion and $635.2 million (with a fair value of $938.1 million and $633.4 million) at December 31, 2013 and 2012, respectively, were pledged to secure public and trust deposits, federal funds purchased and securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

Mortgage-backed securities and collateralized mortgage obligations consist principally of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) pass-through and participation certificates. GNMA securities are guaranteed by the full faith and credit of the United States, while FNMA and FHLMC securities are fully guaranteed by those respective United States government-sponsored agencies, and conditionally guaranteed by the full faith and credit of the United States.

At December 31, 2013 and 2012, NLC had investments on deposit in custody for various state insurance departments with carrying values of $9.4 million and $9.3 million, respectively.